Derivative Financial Instruments - Gain/(loss) on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
(Loss)/Gain on Derivatives
Unrealized (loss)/gain on derivative financial instruments held for trading	$ 59,407	$ (64,044)	$ (54,050)
Recycled loss of cash flow hedges reclassified to profit or loss			(697)
Ineffective portion of cash flow hedges	(5)	(323)	(151)
Total gain/(loss) on derivatives	22,680	(84,658)	(55,441)
Interest rate swaps held for trading
(Loss)/Gain on Derivatives
Unrealized (loss)/gain on derivative financial instruments held for trading	60,663	(63,982)	(55,865)
Realized gain/(loss) on derivative financial instruments held for trading	(35,585)	(20,855)	3,164
Forward foreign exchange contracts held for trading
(Loss)/Gain on Derivatives
Unrealized (loss)/gain on derivative financial instruments held for trading	(1,256)	(21)	1,815
Realized gain/(loss) on derivative financial instruments held for trading	$ (1,137)	$ 564	$ (3,707)